CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity Securities, Fair Value	$ 7,393,828	$ 8,547,832
Loans and Leases Receivable, Allowance	$ 7,510,000	$ 6,747,000
Preferred stock, no par value	$ 0	$ 0
Preferred stock, per share liquidation	$ 1,000	$ 1,000
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	17,123
Preferred stock, outstanding	0	17,123
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	20,000,000	10,000,000
Common stock, shares issued	9,017,891	5,403,159